Summary of Significant Accounting Policies - EBI loan (Details) € in Millions, $ in Millions				1 Months Ended
	Feb. 17, 2022 USD ($) shares	Feb. 17, 2022 EUR (€) shares	Feb. 17, 2022 kr / shares shares	Aug. 31, 2020 USD ($) tranche	Aug. 31, 2020 EUR (€) tranche
EIB Loan Agreement
Summary of Significant Accounting Policies
Principal amount				$ 20.0	€ 20.0
Number of tranches | tranche				3	3
Term from disbursement dates				6 years
Debt maturity term	6 years	6 years
Issuable cash settled warrants	1,003,032	1,003,032	1,003,032
Exercise price per warrant | kr / shares			kr 1
Number of warrants issued	351,036	351,036
Tranche One
Summary of Significant Accounting Policies
Principal amount				$ 7.0	€ 7.0
Proceeds from borrowings	$ 7.8	€ 7.0
Tranche Two
Summary of Significant Accounting Policies
Principal amount				6.0	6.0
Tranche Three
Summary of Significant Accounting Policies
Principal amount				$ 7.0	€ 7.0